NORTHERN LIGHTS FUND TRUST

August 1, 2014

 Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  Northern Lights Fund Trust – Iron Horse Fund

Altegris Equity Long Short Fund

Altegris Macro Strategy Fund

Princeton Futures Strategy Fund

Post Effective Amendment Nos. 616, 617, 618 and 619 to the Registration Statements on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Iron Horse Fund, Altegris Equity Long Short Fund, Altegris Macro Strategy Fund and Princeton Futures Strategy Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Iron Horse Fund	616	0000910472-14-003136	July 25, 2014
Altegris Equity Long Short Fund	617	0000910472-14-003148	July 28, 2014
Altegris Macro Strategy Fund	618	0000910472-14-003149	July 28, 2014
Princeton Futures Strategy Fund	619	0000910472-14-003151	July 28, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary